Commitments (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of Commitments [Line Items]
Expense arising from insurance contracts	$ 221,644	$ 11,721	$ 120,729	$ 6,463	$ 108,360	$ 6,828
Borrowings	2,396,624		2,603,137		2,504,160
Letters Of credit facility [Member] | Bottom of range [member]
Disclosure of Commitments [Line Items]
Borrowings	57,014		70,176		58,514		$ 2,900		$ 3,400
Bachoco USA, LLC [Member]
Disclosure of Commitments [Line Items]
Provisions for future non-participating benefits	98,221		$ 75,873		$ 69,718		4,996	$ 3,676	$ 4,051
Bachoco USA, LLC [Member] | Health care insurance [Member]
Disclosure of Commitments [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	6,881						350
Bachoco USA, LLC [Member] | Workers payments insurance [Member]
Disclosure of Commitments [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	$ 19,660						$ 1,000